Details of Certain Account Balances - Schedule Of Prepaid Expenses (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid tradeshows	$ 619	$ 1,081
Prepaid insurance	11	285
Prepaid inventory	1,086	386
Other prepaid expenses	1,504	1,957
Total prepaid expenses	$ 3,220	$ 3,709